Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Summary of Operating Results Reflected as Discontinued Operations

Following is a summary of the operating results and gain on the sale of the vaccines business during the three months ended March 31, 2015, which have been reflected as discontinued operations.

	Three months ended March 31,
(in millions)	2016	2015
Net sales	$—	$1
Income from discontinued operations before income taxes, excluding gain on sale	—	1
Gain on sale before income taxes	—	10
Income tax expense	—	(1)

Income from discontinued operations, net of taxes	$—	$10

Following is a summary of the operating results of the vaccines business, which have been reflected as discontinued operations for the years ended December 31, 2015, 2014 and 2013:

years ended December 31 (in millions)	2015	2014	2013
Net sales	$1	$301	$292
(Loss) income from discontinued operations before income taxes, excluding gain on sale	(4)	150	3
Gain on sale before income taxes	38	466	—
Income tax expense	(6)	(65)	(3)

Income from discontinued operations, net of taxes	$28	$551	$—